UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	3.89%
Communications	4.15%
Consumer, Cyclical	12.15%
Consumer, Non-cyclical	17.40%
Energy	4.46%
Financial	21.07%
Industrial	17.26%
Technology	7.95%
Utilities	4.79%
Short Term Investments	6.88%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/13 – 6/28/13)

Actual	$1,000.00	$1,142.70	$3.11

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$2.93

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.10%
22,548	Albemarle Corp	$1,404,515
18,634	Ashland Inc	1,555,939
15,307	Cabot Corp	572,788
10,871	Carpenter Technology Corp	489,956
29,891	Commercial Metals Co	441,490
8,480	Compass Minerals International Inc	716,814
10,680	Cytec Industries Inc	782,310
8,523	Domtar Corp	566,780
12,908	Intrepid Potash Inc (a)	245,897
9,095	Minerals Technologies Inc	375,987
2,630	NewMarket Corp (a)	690,533
20,530	Olin Corp	491,078
19,366	Reliance Steel & Aluminum Co	1,269,635
16,549	Royal Gold Inc	696,382
33,634	RPM International Inc	1,074,270
12,336	Sensient Technologies Corp	499,238
56,031	Steel Dynamics Inc	835,422
20,691	Valspar Corp	1,338,087

		14,047,121

Communications — 4.37%
16,097	ADTRAN Inc (a)	396,147
14,732	AMC Networks Inc Class A (b)	963,620
18,882	AOL Inc	688,815
25,245	Ciena Corp (b)	490,258
12,367	Equinix Inc (b)(c)	2,284,432
10,334	FactSet Research Systems Inc (a)	1,053,448
12,303	General Cable Corp	378,317
10,174	InterDigital Inc	454,269
11,595	John Wiley & Sons Inc Class A	464,844
13,571	Lamar Advertising Co Class A (b)	588,981
9,305	Meredith Corp	443,849
16,837	NeuStar Inc Class A (b)	819,625
31,753	New York Times Co Class A (b)	351,188
10,907	Plantronics Inc	479,036
45,305	Polycom Inc (b)	477,515
28,072	Rackspace Hosting Inc (b)	1,063,648
69,532	RF Micro Devices Inc (b)	371,996
6,418	Scholastic Corp	187,983
25,644	Telephone & Data Systems Inc	632,125
39,585	TIBCO Software Inc (b)	847,119
38,643	tw telecom inc (b)	1,087,414
18,251	ValueClick Inc (b)	450,435

		14,975,064

Consumer, Cyclical — 12.81%
18,689	Advance Auto Parts Inc	1,516,986
20,479	Aeropostale Inc (b)	282,610
17,883	Alaska Air Group Inc (b)	929,916
45,855	American Eagle Outfitters Inc	837,312
12,055	ANN INC (b)	400,226

Shares		Value

Consumer, Cyclical — (continued)
26,945	Arrow Electronics Inc (b)	$1,073,758
32,408	Ascena Retail Group Inc (b)	565,520
9,393	Bally Technologies Inc (b)	529,953
9,355	Barnes & Noble Inc (b)	149,306
13,927	Big Lots Inc (b)	439,118
6,761	Bob Evans Farms Inc	317,632
18,034	Brinker International Inc (a)	711,081
11,774	Cabela’s Inc Class A (b)	762,484
12,981	Carter’s Inc	961,503
12,536	Cheesecake Factory Inc	525,133
42,231	Chico’s FAS Inc	720,461
25,045	Cinemark Holdings Inc	699,256
26,995	Copart Inc (b)	831,446
14,925	CST Brands Inc (b)	459,839
8,817	Deckers Outdoor Corp (b)	445,347
24,918	Dick’s Sporting Goods Inc	1,247,395
14,446	Domino’s Pizza Inc	840,035
17,856	DreamWorks Animation SKG Inc Class A (a)(b)	458,185
38,269	Foot Locker Inc	1,344,390
15,687	Guess? Inc	486,768
24,967	Hanesbrands Inc	1,283,803
14,535	Herman Miller Inc	393,462
11,632	HNI Corp	419,566
9,430	HSN Inc	506,580
36,876	Ingram Micro Inc Class A (b)	700,275
6,462	International Speedway Corp Class A	203,359
54,539	JetBlue Airways Corp (a)(b)	343,596
20,249	KB Home (a)	397,488
10,165	Life Time Fitness Inc (b)	509,368
75,657	LKQ Corp (b)(c)	1,948,168
9,193	MDC Holdings Inc	298,864
15,311	Mohawk Industries Inc (b)	1,722,334
11,884	MSC Industrial Direct Co Inc Class A	920,535
1,193	NVR Inc (b)	1,099,946
74,553	Office Depot Inc (a)(b)	288,520
22,237	Oshkosh Corp (b)	844,339
15,615	Owens & Minor Inc (a)	528,255
7,132	Panera Bread Co Class A (b)	1,326,124
16,151	Polaris Industries Inc	1,534,345
13,199	Regis Corp	216,728
24,052	Saks Inc (a)(b)	328,069
12,176	Scientific Games Corp Class A (b)	136,980
20,558	Signet Jewelers Ltd	1,386,226
15,244	Tempur Sealy International Inc (b)	669,212
11,235	Thor Industries Inc	552,537
38,213	Toll Brothers Inc (b)	1,246,890
17,546	Tractor Supply Co (c)	2,063,585
19,696	Under Armour Inc Class A (a)(b)	1,176,048
7,313	Watsco Inc	614,000
72,147	Wendy’s Co	420,617
21,914	Williams-Sonoma Inc	1,224,774
13,061	WMS Industries Inc (b)	333,186

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
17,684	World Fuel Services Corp	$	707,006

			43,880,445

Consumer, Non-cyclical — 18.35%
18,042	Aaron’s Inc		505,356
12,438	Alliance Data Systems Corp (b)(c)		2,251,651
25,277	Apollo Group Inc Class A (b)		447,908
5,137	Bio-Rad Laboratories Inc Class A (b)		576,371
11,454	Brink’s Co		292,192
12,332	Charles River Laboratories International Inc (b)		505,982
34,978	Church & Dwight Co Inc (c)		2,158,492
23,411	Community Health Systems Inc		1,097,508
27,216	Convergys Corp		474,375
12,259	Cooper Cos Inc		1,459,434
24,082	CoreLogic Inc (b)		557,980
8,543	Corporate Executive Board Co		540,089
14,010	Covance Inc (b)		1,066,721
45,060	Dean Foods Co (b)		451,501
12,524	Deluxe Corp		433,957
14,035	DeVry Inc		435,366
28,992	Endo Health Solutions Inc (b)		1,066,616
43,785	Flowers Foods Inc		965,459
10,590	FTI Consulting Inc (b)		348,305
23,703	Gartner Inc (b)		1,350,834
20,020	Global Payments Inc		927,326
31,297	Green Mountain Coffee Roasters Inc (b)(c)		2,349,153
12,192	Harris Teeter Supermarkets Inc		571,317
65,389	Health Management Associates Inc Class A (b)		1,027,915
20,220	Health Net Inc (b)		643,400
22,198	Henry Schein Inc (b)(c)		2,125,459
14,868	Hill-Rom Holdings Inc		500,754
31,252	Hillshire Brands Co		1,033,816
22,289	HMS Holdings Corp (b)		519,334
67,939	Hologic Inc (b)		1,311,223
13,862	IDEXX Laboratories Inc (a)(b)		1,244,530
19,616	Ingredion Inc		1,287,202
25,679	Jarden Corp (b)		1,123,456
4,802	Lancaster Colony Corp		374,508
21,645	Lender Processing Services Inc		700,216
11,603	LifePoint Hospitals Inc (b)		566,691
14,808	Mallinckrodt PLC (b)		672,727
19,532	Manpowergroup Inc		1,070,354
12,571	Masimo Corp		266,505
6,973	Matthews International Corp Class A		262,882
12,707	MEDNAX Inc (b)		1,163,707
31,312	Monster Worldwide Inc (b)		153,742
26,575	Omnicare Inc		1,267,893
8,135	Post Holdings Inc (b)		355,174
14,347	Rent-A-Center Inc		538,730
36,395	ResMed Inc (a)(c)		1,642,506
16,226	Rollins Inc		420,253
46,015	RR Donnelley & Sons Co (a)		644,670

Shares			Value

Consumer, Non-cyclical — (continued)
9,935	Scotts Miracle-Gro Co Class A (a)	$	479,960
34,239	SEI Investments Co		973,415
53,692	Service Corp International		968,067
31,731	Smithfield Foods Inc (b)		1,039,190
16,718	Sotheby’s		633,779
14,912	STERIS Corp		639,427
2,684	Strayer Education Inc (a)		131,060
49,387	SUPERVALU Inc (a)(b)		307,187
8,840	Techne Corp		610,667
10,432	Teleflex Inc		808,376
13,821	Thoratec Corp (b)		432,736
5,374	Tootsie Roll Industries Inc (a)		170,786
14,344	Towers Watson & Co Class A		1,175,347
13,726	Tupperware Brands Corp		1,066,373
12,564	United Natural Foods Inc (b)		678,330
23,629	United Rentals Inc (b)		1,179,323
11,886	United Therapeutics Corp (b)		782,337
5,821	Universal Corp (a)		336,745
22,563	Universal Health Services Inc Class B		1,510,819
9,819	Valassis Communications Inc (a)		241,449
21,812	VCA Antech Inc (b)		569,075
55,823	Vertex Pharmaceuticals Inc (b)(c)		4,458,583
10,596	WellCare Health Plans Inc (b)		588,608
9,479	WEX Inc (b)		727,039
34,695	WhiteWave Foods Co Class A (a)(b)		563,794

			62,824,012

Energy — 4.71%
54,642	Alpha Natural Resources Inc (b)		286,324
55,902	Arch Coal Inc (a)		211,310
13,994	Atwood Oceanics Inc (b)		728,388
11,706	Bill Barrett Corp (a)(b)		236,695
4,864	CARBO Ceramics Inc (a)		327,980
21,923	Cimarex Energy Co		1,424,776
19,282	Dresser-Rand Group Inc (b)		1,156,534
9,282	Dril-Quip Inc (b)		838,072
18,364	Energen Corp		959,703
25,136	Helix Energy Solutions Group Inc (b)		579,133
51,583	HollyFrontier Corp (c)		2,206,721
27,419	Oceaneering International Inc (c)		1,979,652
13,935	Oil States International Inc (b)		1,290,938
37,168	Patterson-UTI Energy Inc		719,387
15,341	Rosetta Resources Inc (b)		652,299
16,829	SM Energy Co		1,009,403
40,527	Superior Energy Services Inc (b)		1,051,270
10,804	Unit Corp (b)		460,034

			16,118,619

Financial — 22.22%
13,325	Affiliated Managers Group Inc (b)(c)		2,184,500
10,706	Alexander & Baldwin Inc (b)		425,564
17,868	Alexandria Real Estate Equities Inc REIT		1,174,285

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Financial — (continued)
4,278	Alleghany Corp (b)	$1,639,800
26,605	American Campus Communities Inc REIT	1,081,759
19,047	American Financial Group Inc	931,589
53,952	Apollo Investment Corp	417,588
31,949	Arthur J Gallagher & Co	1,395,852
17,838	Aspen Insurance Holdings Ltd	661,611
42,843	Associated Banc-Corp	666,209
19,933	Astoria Financial Corp	214,878
20,781	BancorpSouth Inc	367,824
11,472	Bank of Hawaii Corp (a)	577,271
46,846	BioMed Realty Trust Inc REIT	947,695
19,569	BRE Properties Inc REIT	978,841
30,015	Brown & Brown Inc	967,684
21,444	Camden Property Trust REIT	1,482,638
17,511	Cathay General Bancorp	356,349
22,199	CBOE Holdings Inc	1,035,361
11,617	City National Corp	736,169
19,619	Commerce Bancshares Inc	854,604
21,884	Corporate Office Properties Trust REIT	558,042
29,021	Corrections Corp of America REIT	982,941
15,197	Cullen/Frost Bankers Inc (a)	1,014,704
81,685	Duke Realty Corp REIT	1,273,469
34,501	East West Bancorp Inc	948,777
30,595	Eaton Vance Corp	1,150,066
15,239	Equity One Inc REIT	344,859
9,620	Essex Property Trust Inc REIT	1,528,810
12,700	Everest Re Group Ltd	1,628,902
26,173	Extra Space Storage Inc REIT	1,097,434
16,468	Federal Realty Investment Trust REIT	1,707,402
23,966	Federated Investors Inc Class B (a)	656,908
54,556	Fidelity National Financial Inc Class A	1,298,978
26,344	First American Financial Corp	580,622
57,753	First Horizon National Corp	646,834
89,724	First Niagara Financial Group Inc	903,521
40,469	FirstMerit Corp	810,594
50,734	Fulton Financial Corp	582,426
6,221	Greenhill & Co Inc	284,549
20,881	Hancock Holding Co	627,892
11,001	Hanover Insurance Group Inc	538,279
25,565	HCC Insurance Holdings Inc	1,102,107
20,633	Highwoods Properties Inc REIT	734,741
13,122	Home Properties Inc REIT	857,785
35,010	Hospitality Properties Trust REIT	920,063
14,216	International Bancshares Corp	320,997
47,086	Janus Capital Group Inc	400,702
11,201	Jones Lang LaSalle Inc	1,020,859
13,956	Kemper Corp	477,993
19,050	Kilroy Realty Corp REIT	1,009,840
30,377	Liberty Property Trust REIT	1,122,734
21,373	Mack-Cali Realty Corp REIT	523,425
9,298	Mercury General Corp	408,740
29,441	National Retail Properties Inc REIT (a)	1,012,770
111,755	New York Community Bancorp Inc (a)	1,564,570

Shares		Value

Financial — (continued)
61,447	Old Republic International Corp	$790,823
28,739	Omega Healthcare Investors Inc REIT	891,484
9,974	Potlatch Corp REIT	403,349
11,335	Primerica Inc	424,382
12,001	Prosperity Bancshares Inc	621,532
19,137	Protective Life Corp	735,052
28,691	Raymond James Financial Inc	1,233,139
31,623	Rayonier Inc REIT (c)	1,751,598
49,172	Realty Income Corp REIT (c)	2,061,290
22,964	Regency Centers Corp REIT	1,166,801
18,348	Reinsurance Group of America Inc	1,268,030
47,761	Senior Housing Properties Trust REIT	1,238,443
11,746	Signature Bank (b)	975,153
23,136	SL Green Realty Corp REIT (a)(c)	2,040,364
10,970	StanCorp Financial Group Inc	542,028
11,390	SVB Financial Group (b)	949,015
201,426	Synovus Financial Corp	588,164
16,086	Taubman Centers Inc REIT	1,208,863
40,130	TCF Financial Corp	569,043
17,353	Trustmark Corp (a)	426,537
63,482	UDR Inc REIT	1,618,156
51,031	Valley National Bancorp (a)	483,264
21,761	Waddell & Reed Financial Inc Class A	946,604
26,967	Washington Federal Inc	509,137
21,855	Webster Financial Corp	561,236
28,443	Weingarten Realty Investors REIT	875,191
6,798	Westamerica Bancorporation (a)	310,601
27,991	WR Berkley Corp	1,143,712

		76,074,397

Industrial — 18.20%
10,894	Acuity Brands Inc	822,715
26,668	AECOM Technology Corp (b)	847,776
24,636	AGCO Corp	1,236,481
8,357	Alliant Techsystems Inc	688,032
61,635	AMETEK Inc (c)	2,607,160
16,839	Aptargroup Inc	929,681
34,800	Avnet Inc (b)	1,169,280
26,569	B/E Aerospace Inc (b)	1,675,973
16,132	Carlisle Cos Inc	1,005,185
12,647	CLARCOR Inc	660,300
13,467	Clean Harbors Inc (b)	680,488
13,828	Con-way Inc	538,739
11,808	Crane Co	707,535
34,265	Donaldson Co Inc	1,221,890
11,934	Eagle Materials Inc	790,866
15,703	Energizer Holdings Inc	1,578,309
7,923	Esterline Technologies Corp (b)	572,754
46,455	Exelis Inc	640,614
41,660	Fortune Brands Home & Security Inc	1,613,908
12,500	Gardner Denver Inc	939,750
11,540	GATX Corp	547,342
12,556	Genesee & Wyoming Inc Class A (b)	1,065,251

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
36,435	Gentex Corp	$839,827
15,472	Graco Inc	977,985
8,965	Granite Construction Inc	266,798
7,612	Greif Inc Class A	400,924
20,667	Harsco Corp	479,268
13,549	Hubbell Inc Class B	1,341,351
12,643	Huntington Ingalls Industries Inc	714,077
20,969	IDEX Corp	1,128,342
10,087	Itron Inc (b)	427,991
22,707	ITT Corp	667,813
22,960	JB Hunt Transport Services Inc	1,658,630
37,487	KBR Inc	1,218,327
20,171	Kennametal Inc	783,240
14,410	Kirby Corp (b)	1,146,171
11,861	Landstar System Inc	610,841
11,652	Lennox International Inc	752,020
21,065	Lincoln Electric Holdings Inc	1,206,393
34,145	Louisiana-Pacific Corp (b)	505,005
11,652	Martin Marietta Materials Inc	1,146,790
10,746	Matson Inc	268,650
7,688	Mettler-Toledo International Inc (b)	1,546,826
7,700	Mine Safety Appliances Co	358,435
23,276	National Instruments Corp	650,331
14,432	Nordson Corp	1,000,282
24,936	Packaging Corp of America	1,220,867
11,001	Regal-Beloit Corp	713,305
18,206	Rock Tenn Co Class A (c)	1,818,415
11,550	Silgan Holdings Inc	542,388
25,697	Sonoco Products Co	888,345
11,953	SPX Corp	860,377
9,676	Tech Data Corp (b)	455,643
28,162	Terex Corp (b)	740,661
12,588	Tidewater Inc	717,138
20,229	Timken Co	1,138,488
64,765	Trimble Navigation Ltd (b)	1,684,538
20,148	Trinity Industries Inc	774,489
12,743	Triumph Group Inc	1,008,608
19,537	URS Corp	922,537
26,860	UTi Worldwide Inc	442,384
5,977	Valmont Industries Inc	855,249
32,770	Vishay Intertechnology Inc (b)	455,175
24,235	Wabtec Corp	1,294,876
31,319	Waste Connections Inc	1,288,464
11,557	Werner Enterprises Inc	279,333
14,899	Woodward Inc	595,960
13,085	Worthington Industries Inc	414,925
13,006	Zebra Technologies Corp Class A (b)	564,981

		62,313,492

Technology — 8.39%
23,224	3D Systems Corp (a)(b)	1,019,534
10,122	ACI Worldwide Inc (b)	470,471
17,848	Acxiom Corp (b)	404,793
8,042	Advent Software Inc (b)	281,952
43,983	Allscripts Healthcare Solutions Inc (b)	569,140
23,573	ANSYS Inc (b)(c)	1,723,186

Shares		Value

Technology — (continued)
111,817	Atmel Corp (b)	$821,855
31,020	Broadridge Financial Solutions Inc ADR	824,512
71,602	Cadence Design Systems Inc (b)	1,036,797
10,930	CommVault Systems Inc (b)	829,478
54,173	Compuware Corp	560,691
11,602	Concur Technologies Inc (a)(b)	944,171
29,581	Cree Inc (b)(c)	1,889,043
33,514	Cypress Semiconductor Corp (a)	359,605
15,616	Diebold Inc	526,103
7,697	DST Systems Inc	502,845
8,637	Fair Isaac Corp	395,834
32,595	Fairchild Semiconductor International Inc (b)	449,811
27,423	Informatica Corp (b)	959,256
37,989	Integrated Device Technology Inc (b)	301,633
16,526	International Rectifier Corp (b)	346,054
33,206	Intersil Corp Class A	259,671
21,903	Jack Henry & Associates Inc	1,032,288
15,443	Lexmark International Inc Class A (a)	472,092
5,878	ManTech International Corp Class A (a)	153,533
23,372	Mentor Graphics Corp	456,923
20,194	MICROS Systems Inc (b)	871,371
30,561	MSCI Inc Class A (b)	1,016,764
41,554	NCR Corp (b)	1,370,866
29,297	PTC Inc (b)	718,655
40,211	Riverbed Technology Inc (b)	625,683
26,511	Rovi Corp (b)	605,511
16,900	Semtech Corp (b)	592,007
9,917	Silicon Laboratories Inc (b)	410,663
48,795	Skyworks Solutions Inc (b)	1,068,123
15,050	SolarWinds Inc (b)	584,090
17,518	Solera Holdings Inc	974,877
55,615	SunEdison Inc (b)	454,375
39,037	Synopsys Inc (b)	1,395,573
25,996	VeriFone Systems Inc (b)	436,993

		28,716,822

Utilities — 5.05%
28,175	Alliant Energy Corp	1,420,584
35,663	Aqua America Inc	1,115,895
23,009	Atmos Energy Corp	944,750
10,904	Black Hills Corp	531,570
14,908	Cleco Corp	692,178
39,071	Great Plains Energy Inc	880,660
24,036	Hawaiian Electric Industries Inc (a)	608,351
12,336	IDACORP Inc	589,167
47,965	MDU Resources Group Inc	1,242,773
21,200	National Fuel Gas Co	1,228,540
59,671	NV Energy Inc	1,399,882
25,060	OGE Energy Corp (c)	1,709,092
20,429	PNM Resources Inc	453,320
44,504	Questar Corp	1,061,420
28,759	UGI Corp	1,124,764
20,123	Vectren Corp	680,761

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Utilities — (continued)
32,232	Westar Energy Inc	$	1,030,135
13,208	WGL Holdings Inc		570,850

			17,284,692

TOTAL COMMON STOCK — 98.20% (Cost $289,093,100)		$	336,234,664

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.65%
$ 5,653,000	Federal Home Loan Mortgage Corp (d)
	0.00%, 07/01/2013	5,653,000

U.S. Treasury Bonds and Notes — 0.18%
610,000	U.S. Treasury Bills(e)
	0.05%, 09/12/2013	609,943

Reverse Repurchase Agreements — 5.43%
4,414,227	Undivided interest of 12.74% in a repurchase agreement (principal amount/value $34,694,829 with a maturity value of $34,695,176) with Citigroup Global Markets Inc, 0.12%, dated 6/28/13 to be repurchased at $4,414,227 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 6.25%, 7/3/13 - 5/15/37, with a value of 35,388,862. (f)	4,414,227

929,296	Undivided interest of 7.26% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $929,296 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of 13,107,777. (f)	929,296

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 4,414,226	Undivided interest of 8.97% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $4,414,226 on 7/1/13 collateralized by Federal National Mortgage Association Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of 50,419,300. (f)	$	4,414,226

4,414,227	Undivided interest of 9.00% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $4,414,227 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of 50,044,241. (f)		4,414,227

4,414,226	Undivided interest of 9.11% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $4,414,226 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of 49,467,956. (f)		4,414,226

			18,586,202

TOTAL SHORT TERM INVESTMENTS — 7.26% (Cost $24,849,145)		$	24,849,145

TOTAL INVESTMENTS — 105.46% (Cost $313,942,245)		$	361,083,809

OTHER ASSETS & LIABILITIES, NET — (5.46)%		$	(18,698,199)

TOTAL NET ASSETS — 100.00%		$	342,385,610

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

(a)	A portion or all of the security is on loan at June 28, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mid 400® Emini Long Futures	54	USD	$6,252,660	September 2013	$56,379

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West S&P Mid Cap 400® Index Fund

ASSETS:
Investments in securities, fair value (including $18,115,176 of securities on loan)(a)	$342,497,607
Reverse repurchase agreements, fair value(b)	18,586,202
Cash	598,171
Dividends receivable	311,742
Subscriptions receivable	352,977
Receivable for investments sold	276,361

Total Assets	362,623,060

LIABILITIES:
Payable to investment adviser	156,756
Payable upon return of securities loaned	18,586,202
Redemptions payable	354,870
Payable for investments purchased	1,120,266
Variation margin on futures contracts	19,356

Total Liabilities	20,237,450

NET ASSETS	$342,385,610

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,743,774
Paid-in capital in excess of par	286,423,188
Net unrealized appreciation on investments and futures contracts	47,197,943
Undistributed net investment income	176,306
Accumulated net realized gain on investments and futures contracts	5,844,399

TOTAL NET ASSETS	$342,385,610

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	27,437,741

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.48

(a) Cost of investments	$295,356,043
(b) Cost of reverse repurchase agreements	$18,586,202

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West S&P Mid Cap 400® Index Fund

INVESTMENT INCOME:
Interest	$749
Income from securities lending	64,177
Dividends	2,497,955

Total Income	2,562,881

EXPENSES:
Management fees	922,725

Total Expenses	922,725

NET INVESTMENT INCOME	1,640,156

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	4,559,445
Net realized gain on futures contracts	1,310,721

Net realized gain on investments	5,870,166

Net change in unrealized appreciation on investments	31,378,000
Net change in unrealized depreciation on futures contracts	(55,035)

Net change in unrealized appreciation on investments	31,322,965

Net Realized and Unrealized Gain on Investments and Futures Contracts	37,193,131

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,833,287

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31,2012

	2013 (Unaudited)	2012
Great-West S&P Mid Cap 400® Index Fund

OPERATIONS:
Net investment income	$1,640,156	$2,223,249
Net realized gain on investments	5,870,166	2,914,714
Net change in unrealized appreciation on investments	31,322,965	21,462,134

Net Increase in Net Assets Resulting from Operations	38,833,287	26,600,097

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,463,850)	(3,394,166)
From net realized gains	–	(2,063,271)

Total Distributions	(1,463,850)	(5,457,437)

CAPITAL SHARE TRANSACTIONS:
Shares sold	90,167,864	148,774,498
Shares issued in reinvestment of distributions	1,463,850	5,457,437
Shares redeemed	(42,333,277)	(32,372,347)

Net Increase in Net Assets Resulting from Capital Share Transactions	49,298,437	121,859,588

Total Increase in Net Assets	86,667,874	143,002,248

NET ASSETS:
Beginning of period	255,717,736	112,715,488

End of period (a)	$342,385,610	$255,717,736

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,457,202	14,070,404
Shares issued in reinvestment of distributions	119,791	506,773
Shares redeemed	(3,447,061)	(3,028,753)

Net Increase	4,129,932	11,548,424

(a) Including undistributed net investment income:	$176,306	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West S&P Mid Cap 400® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.97		$9.59		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.13	(b)	0.07
Net realized and unrealized gain (loss)	1.50		1.50		(0.41)

Total From Investment Operations	1.56		1.63		(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.16)		(0.07)
From net realized gains	–		(0.09)		–

Total Distributions	(0.05)		(0.25)		(0.07)

NET ASSET VALUE, END OF PERIOD	$12.48		$10.97		$9.59

TOTAL RETURN(c)	14.27%	(d)	17.12%		(3.36%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$342,386		$255,718		$112,715
Ratio of expenses to average net assets	0.60%	(e)	0.60%		0.60%	(e)
Ratio of net investment income to average net assets	1.07%	(e)	1.24%		0.86%	(e)
Portfolio turnover rate	7%	(d)	10%		16%	(d)

(a)	The Fund’s inception date was January 20, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Semi-Annual Report - June 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments: (a)
Domestic Common Stock	$	331,318,418	$	—	$	—	$	331,318,418
Foreign Common Stock		4,916,246		—		—		4,916,246
Short Term Investments (a)		—		24,849,145		—		24,849,145
Derivative Investments:
Futures Contracts (b)		56,379		—		—		56,379

Total Investments	$	336,291,043	$	24,849,145	$	0	$	361,140,188

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Semi-Annual Report - June 28, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in

Semi-Annual Report - June 28, 2013

excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 84 futures contracts for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$56,379(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,310,721	Net change in unrealized depreciation on futures contracts	$(55,035)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as Directors was $137,900 for the period ended June 28, 2013.

Semi-Annual Report - June 28, 2013

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $77,590,139 and $20,425,945, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $314,261,682. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $58,141,647 and gross depreciation of securities in which there was an excess of tax cost over value of $11,319,520 resulting in net appreciation of $46,822,127.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $18,115,176 and received collateral of $18,586,202 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of similar funds. This information included annualized returns for the one-year period ended December 31, 2012 and quarterly returns for the second, third and fourth quarters ended December 31, 2011 and for the one-year period ended December 31, 2012. The Board only assessed short-term performance due to the Fund’s recent inception in January 2011. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that, although the Fund trailed the performance of its index for all periods reviewed, the Fund was in the second quartile of its peer group for the annualized one-year period ended December 31, 2012 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that underperformance relative to the index was primarily a result of the Fund’s expenses and, therefore concluded it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest or among the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, with respect to the Fund’s total annual operating expense ratio, the Fund was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and greater than the average and median of its peer group. However, the Board considered that the Fund’s total annual operating expense ratio was below the average of its peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.        CODE OF ETHICS.

Not required in filing.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a) (1) Not required in filing.

 (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

 (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013